UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	8-31

Date of reporting period:	11-30-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

California High-Yield Municipal Fund

November 30, 2011

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 98.9%

CALIFORNIA — 95.2%
ABC Unified School District GO, Series 2000 B, 0.00%, 8/1/21 (NATL/FGIC)(1)(2)	$1,000,000	$625,310
Adelanto Public Utility Auth. Rev., Series 2009 A, (Utility System), 6.75%, 7/1/39	5,225,000	5,431,649
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,640,000	1,710,372
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,739,559
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,260,883
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	811,292
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	3,681,760
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,410,587
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,079,526
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)(2)	1,190,000	751,890
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)(2)	1,220,000	711,602
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)(2)	1,000,000	543,980
California Department of Water Resources Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	4,500,000	5,086,080
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	4,725,000	5,584,903
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	4,200,000	4,898,628
California Department of Water Resources Rev., Series 2008 AE (Central Valley), 5.00%, 12/1/23(1)	2,500,000	2,837,800
California Economic Recovery GO, Series 2009 C, VRDN, 0.09%, 12/1/11(1)	2,500,000	2,500,000
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	6,000,000	6,677,940
California Educational Facilities Auth. Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	1,857,310
California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(1)(3)	1,405,000	1,466,778
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	1,400,000	1,602,972
California GO, 5.25%, 10/1/29(1)	5,000,000	5,294,100
California GO, 6.00%, 4/1/38(1)	5,000,000	5,534,600
California GO, (Various Purpose), 5.00%, 9/1/41(1)	3,335,000	3,327,063
California Health Facilities Financing Auth. Rev., Series 1989 A, (Kaiser Permanente), 0.00%, 10/1/12 (Ambac-TCRS)(1)(2)	4,000,000	3,953,120
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20(1)	1,500,000	1,737,390
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16(1)	5,000,000	5,763,000
California Health Facilities Financing Auth. Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25(1)	2,000,000	2,123,940

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

California Health Facilities Financing Auth. Rev., Series 2010 B, (Stanford Hospital), 5.25%, 11/15/31(1)	$4,000,000	$4,211,560
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	1,000,000	1,140,150
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	4,300,000	4,617,598
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	3,000,000	3,239,250
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.25%, 10/1/34(1)	2,000,000	1,990,620
California Mobilehome Park Financing Auth. Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	1,905,000	1,907,838
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	6,345,000	6,406,927
California Mobilehome Park Financing Auth. Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	1,773,160
California Municipal Finance Auth. Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,035,410
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	3,588,693
California Pollution Control Financing Auth. Rev., (Pacific Gas and Electric Company), VRDN, 0.07%, 12/1/11(1)	1,000,000	1,000,000
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)(1)	2,000,000	2,135,660
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	2,091,500
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35(1)	1,250,000	1,331,388
California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31(1)	1,000,000	1,050,890
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Project), 5.00%, 12/1/31(1)	850,000	834,717
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 7.00%, 7/1/12, Prerefunded at 101% of Par(1)(3)	2,455,000	2,574,779
California State University Systemwide Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (NATL)(1)	5,000,000	5,176,800
California State University Systemwide Rev., Series 2009 A, (Systemwide Financing Program), 5.25%, 11/1/38(1)	3,000,000	3,122,250
California State University Systemwide Rev., Series 2011 A, (Systemwide Financing Program), 5.00%, 11/1/37(1)	2,800,000	2,896,180
California Statewide Communities Development Auth. COP, (Sonoma County Indian Health), 6.40%, 9/1/29(1)	2,085,000	2,085,334
California Statewide Communities Development Auth. Pollution Control, Rev., Series 2010 A, (Southern California Education), 4.50%, 9/1/29(1)	4,000,000	4,047,400
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,235,250
California Statewide Communities Development Auth. Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41(1)	2,500,000	2,681,475
California Statewide Communities Development Auth. Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)(1)	2,000,000	2,003,800
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	6,220,340

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(4)	$3,400,000	$2,859,638
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.125%, 7/15/31	2,000,000	1,641,680
California Statewide Communities Development Auth. Rev., Series 2008 A, (Thomas Jefferson School of Law), 7.25%, 10/1/32(1)(4)	4,000,000	4,080,200
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30(1)	1,250,000	1,286,263
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	4,000,000	4,071,720
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	6,250,000	6,282,250
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36(1)	2,000,000	2,202,740
Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	3,600,000	3,609,612
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34(1)	1,000,000	1,101,770
Clovis Public Financing Auth. Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)(1)	1,780,000	1,799,206
Corcoran COP 8.75%, 6/1/16(4)	325,000	383,633
Duarte Unified School District GO, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)(2)	1,150,000	616,262
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33(1)	4,000,000	4,141,560
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,471,875
Foothill-De Anza Community College District GO, 0.00%, 8/1/21 (NATL)(1)(2)	3,000,000	2,060,130
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)(2)	5,000,000	4,987,200
Fullerton Community Facilities District No. 1 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32	3,000,000	3,036,420
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	5,000,000	5,077,450
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	8,500,000	5,406,680
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	9,500,000	6,715,930
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,426,576
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/35	1,510,000	1,331,035
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)(1)	3,000,000	2,280,720
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)(1)	2,025,000	1,487,950
Independent Cities Finance Auth. Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46(1)	2,500,000	2,585,050
Independent Cities Lease Finance Auth. Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,166,676
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	459,840

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	$1,150,000	$1,052,434
Independent Cities Lease Finance Auth. Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,158,070
Irvine Ranch Water District Rev., VRDN, 0.14%, 12/1/11 (LOC: Bank of America N.A.)(1)	8,300,000	8,300,000
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	1,000,000	1,073,750
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,240,900
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2005 A, (Rosetta Canyon Improvement Area No. 1), 5.25%, 9/1/35	1,225,000	1,071,581
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2006 A, (Rosetta Canyon Improvement Area No. 2), 5.25%, 9/1/37	5,000,000	4,312,150
Lake Elsinore Community Facilities District No. 2005-1 Special Tax Rev., Series 2006 A, 5.35%, 9/1/36	1,100,000	988,493
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	2,036,462
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(3)	1,775,000	1,975,681
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27(1)	2,000,000	2,143,160
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,314,192
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25(1)	2,000,000	2,168,840
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(1)	2,000,000	2,097,640
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24(1)	3,430,000	3,866,673
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No 18), 6.75%, 9/2/16	1,120,000	1,126,160
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39(1)	3,000,000	3,232,680
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27(1)	2,000,000	2,267,660
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41(1)	4,000,000	4,079,040
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	4,033,680
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,843,930
Murrieta Improvement Bond Act of 1915 Special Tax Rev., (Community Facilities District No. 2000-1), 6.375%, 9/1/30	4,060,000	4,067,795
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29(1)	2,500,000	2,686,200
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25(1)	3,500,000	3,415,020
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/32	2,435,000	2,317,560
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,389,891
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL)(1)	3,000,000	3,250,770

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	$4,000,000	$4,103,600
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,145,000	1,088,609
Perris Public Financing Auth. Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	2,976,217
Perris Public Financing Auth. Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	3,002,607
Perris Public Financing Auth. Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,210,000	2,155,568
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL)(1)	4,835,000	5,265,798
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	4,000,000	4,412,440
Rancho Cordova Community Facilities District No. 2004-1 Special Tax Rev., (Sunridge Park Area), 6.125%, 9/1/37	5,000,000	4,796,600
Riverside County COP, 5.75%, 11/1/31 (NATL)(1)	2,365,000	2,450,258
Riverside County Improvement Bond Act of 1915 Special Assessment Rev., (District No. 168-Rivercrest), 6.70%, 9/2/26	1,875,000	1,879,612
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30(1)	2,200,000	2,286,746
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	1,732,260
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities School District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	929,980
Rohnert Park Finance Auth. Rev., Series 2001 A, (Las Casitas de Sonoma), 6.40%, 4/15/36	4,315,000	4,324,018
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	3,598,240
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,606,110
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/37(1)	925,000	954,036
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35(1)	4,000,000	4,290,280
Sacramento County COP, 5.75%, 2/1/30(1)	3,000,000	3,139,950
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)(1)	4,000,000	4,595,280
Sacramento Special Tax Rev. (North Natomas Community Facilities District No.1), 6.30%, 9/1/26	3,840,000	3,845,568
San Buenaventura Rev., (Community Memorial Health System) 7.50%, 12/1/41(1)	3,850,000	4,043,270
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/29 (NATL)(1)	1,975,000	2,017,660
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39(1)	3,000,000	3,207,180
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26(1)	3,000,000	3,214,740
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31(1)	5,390,000	5,668,879
San Francisco City and County Redevelopment Agency Lease Rev., (George R. Mascone), 0.00%, 7/1/13(1)(2)	1,250,000	1,228,725
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39(1)	2,000,000	2,049,080
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41(1)	1,000,000	1,071,790
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41(1)	1,250,000	1,319,000
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34(1)	2,605,000	2,669,057

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

San Marcos Public Facilities Auth. Special Tax Rev., Series 2004 A, 5.45%, 9/1/24	$2,790,000	$2,768,489
Santa Barbara County Water COP, 5.50%, 9/1/22 (Ambac)(1)	3,005,000	3,118,258
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36(1)	3,000,000	3,382,410
Santa Margarita Water District Special Tax Rev., Series 2011 A, (Community Facilities District No. 99-1), 5.25%, 9/1/29	1,000,000	1,019,800
Santa Margarita Water District Special Tax Rev., Series 2011 B, (Community Facilities District No. 99-1), 5.875%, 9/1/38	650,000	666,666
Shasta Lake Public Finance Auth. Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(1)(3)	7,755,000	8,522,590
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	2,160,000	2,177,410
Southern California Public Power Auth. Rev., (Southern Transmission), 0.00%, 7/1/14 (NATL-IBC)(1)(5)	2,400,000	2,282,832
Southern California Public Power Auth. Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-IBC)(1)(5)	1,250,000	1,149,575
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	5,750,000	6,492,957
Stockton Community Facilities District Special Tax Rev., (Spanos Park West No. 2001-1), 6.375%, 9/1/12, Prerefunded at 102% of Par(1)(3)	4,195,000	4,469,563
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,500,390
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45(1)	3,000,000	2,987,100
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL/FGIC)(1)(2)	2,690,000	1,569,023
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL/FGIC)(1)(2)	2,220,000	1,207,636
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	2,771,057
Tri-Dam Power Auth. Rev., 4.00%, 5/1/16	2,165,000	2,254,393
Tri-Dam Power Auth. Rev., 4.00%, 11/1/16	2,165,000	2,254,739
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.875%, 1/1/29(1)	2,000,000	2,216,960
Turlock Public Financing Auth. Tax Allocation Rev., 7.50%, 9/1/39(1)	2,770,000	2,932,904
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	5,000,000	4,986,650
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,294,787
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30(1)	1,000,000	1,015,010
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40(1)	1,500,000	1,521,225
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 12/1/11 (AGM)(1)	4,000,000	4,003,480
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,221,975
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,247,674
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	1,600,000	1,742,608
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	5,000,000	4,986,450

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/35	$1,740,000	$1,533,532
Yosemite Community College District GO, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)(2)	3,545,000	3,091,063
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,143,220
Yuba City Unified School District GO, 0.00%, 3/1/25 (NATL/FGIC)(1)(2)	1,500,000	660,315

		484,599,380

GUAM — 0.9%
Guam Government Rev., Series 2011 A, (Business Privilege Tax), 5.125%, 1/1/42(6)	1,000,000	1,017,300
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	3,300,000	3,409,395

		4,426,695

PUERTO RICO — 2.1%
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30(1)	1,145,000	1,153,049
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	2,500,000	2,601,025
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39(1)	2,000,000	2,090,860
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRN, 1.22%, 2/1/12(1)	10,000,000	5,006,400

		10,851,334

U. S. VIRGIN ISLANDS — 0.7%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,144,740
Virgin Islands Public Finance Auth. Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29(1)	1,500,000	1,506,735

		3,651,475

TOTAL INVESTMENT SECURITIES — 98.9% (Cost $497,550,642)		503,528,884

OTHER ASSETS AND LIABILITIES — 1.1%		5,572,851

TOTAL NET ASSETS — 100.0%		$509,101,735

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

92	U.S. Treasury 10-Year Notes	March 2012	$11,899,625	$52,981
80	U.S. Treasury 30-Year Bond	March 2012	11,310,000	198,570
			$23,209,625	$251,551

Notes to Schedule of Investments

AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
Ambac-TCRS	-	Ambac Assurance Corporation - Transferrable Custodial Receipts
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

GO	-	General Obligation
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $24,300,000.
(2)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $7,323,471, which represented 1.4% of total net assets.

(5)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(6)	When-issued security.

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

3. Federal Tax Information

As of November 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$497,519,963
Gross tax appreciation of investments	$20,313,405
Gross tax depreciation of investments	(14,304,484)
Net tax appreciation (depreciation) of investments	$6,008,921

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the timing of market discount amortization recognition.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Intermediate-Term Tax-Free Bond Fund

November 30, 2011

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 99.1%

CALIFORNIA — 95.8%
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30(1)	$2,500,000	$2,718,625
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.16%, 12/1/11 (LOC: Bank of America N.A.)	2,755,000	2,755,000
Alameda Corridor Transportation Auth. Rev., Series 1999 A, 0.00%, 10/1/35 (NATL)(1)(2)	9,000,000	1,882,890
Anaheim Public Financing Auth. Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36(1)	700,000	755,923
Bay Area Government Finance Auth. for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.16%, 12/1/11 (LOC: Bank of America N.A.)	2,455,000	2,455,000
Bay Area Toll Auth. Toll Bridge Rev., Series 2007 F, 5.00%, 4/1/22(1)	2,000,000	2,235,860
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	7,000,000	7,294,490
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	5,000,000	5,512,250
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	3,500,000	3,655,925
California Department of Water Resources Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	1,800,000	2,034,432
California Department of Water Resources Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,840,946
California Department of Water Resources Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	5,000,000	5,711,200
California Department of Water Resources Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	2,000,000	2,316,880
California Department of Water Resources Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/24(1)	2,000,000	2,271,240
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/16(1)	5,000,000	5,797,850
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/15(1)	1,000,000	1,133,120
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/17(1)	10,875,000	12,827,824
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/18(1)	3,000,000	3,568,680
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/19(1)	7,000,000	8,378,300
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	3,850,000	4,550,661
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	20,000,000	23,326,800
California Department of Water Resources Supply Rev., Series 2010 M, 5.00%, 5/1/16(1)	2,000,000	2,319,140
California Department of Water Resources Supply Rev., Series 2011 N, 5.00%, 5/1/20(1)	14,215,000	17,083,018
California Department of Water Resources Rev., 5.50%, 12/1/17(1)(3)	1,235,000	1,235,185
California Department of Water Resources Rev., Series 2008 W, 5.50%, 12/1/11, Prerefunded at 100% of Par(1)(3)	15,000	15,002

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

California Department of Water Resources Rev., Series 2011 AJ, (Central Valley), 5.00%, 12/1/20(1)	$10,000,000	$12,229,800
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14, Prerefunded at 100% of Par(1)(3)	1,130,000	1,266,335
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	8,460,000	9,415,895
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)	3,870,000	4,307,271
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	7,000,000	8,195,950
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22(1)	2,000,000	2,180,000
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14(1)	5,000,000	5,503,200
California Educational Facilities Auth. Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,484,828
California Educational Facilities Auth. Rev., (Golden Gate University), 5.50%, 10/1/18(1)	4,525,000	4,527,081
California Educational Facilities Auth. Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,335,060
California Educational Facilities Auth. Rev., (San Francisco University), 5.00%, 10/1/21	750,000	822,608
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	590,335
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	811,762
California Educational Facilities Auth. Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,230,080
California Educational Facilities Auth. Rev., (University of the Pacific), 5.00%, 11/1/36	1,045,000	1,045,512
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/24(1)	2,500,000	2,501,800
California Educational Facilities Auth. Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14(1)	5,000,000	5,507,550
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	2,100,000	2,404,458
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	2,952,000	3,100,751
California Educational Facilities Auth. Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,396,436
California Educational Facilities Auth. Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.94%, 12/1/11	4,075,000	4,081,235
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(1)(3)	4,000,000	4,385,240
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(1)(3)	5,000,000	5,495,000
California GO, 5.00%, 11/1/16 (Ambac)(1)	1,575,000	1,800,540
California GO, 5.50%, 4/1/18(1)	1,000,000	1,175,900
California GO, 5.00%, 8/1/18(1)	2,260,000	2,530,115
California GO, 5.00%, 9/1/18(1)	1,000,000	1,152,540
California GO, 5.00%, 9/1/19(1)	7,645,000	8,847,023
California GO, 5.25%, 2/1/20(1)	5,000,000	5,308,550
California GO, 5.00%, 3/1/20(1)	1,690,000	1,893,290
California GO, 5.00%, 8/1/20(1)	5,000,000	5,630,100
California GO, 5.25%, 10/1/20(1)	5,000,000	5,786,650
California GO, 5.00%, 3/1/22(1)	5,000,000	5,419,550
California GO, 5.50%, 4/1/23(1)	1,500,000	1,693,575
California GO, 5.50%, 4/1/24	4,000,000	4,492,840

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

California GO, 5.00%, 8/1/24(1)	$1,260,000	$1,366,092
California GO, 5.75%, 4/1/28(1)	5,000,000	5,566,400
California GO, 5.75%, 4/1/31(1)	7,710,000	8,490,560
California GO, 5.25%, 9/1/32(1)	4,000,000	4,187,760
California GO, 6.50%, 4/1/33(1)	5,000,000	5,834,300
California GO, 6.00%, 4/1/38(1)	3,000,000	3,320,760
California GO, 5.50%, 3/1/40(1)	3,000,000	3,138,360
California Health Facilities Financing Auth. Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)(1)	1,985,000	2,126,610
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17(1)	1,400,000	1,620,780
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17(1)	1,000,000	1,165,170
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22(1)	3,335,000	3,653,526
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.00%, 8/15/38(1)	2,520,000	2,495,959
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14(1)	500,000	552,740
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(3)	40,000	52,501
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24(1)	3,250,000	3,796,552
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,085,000	2,356,029
California Health Facilities Financing Auth. Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22(1)	880,000	938,749
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18(1)	4,980,000	5,536,515
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.40%, 7/1/21(1)	1,000,000	1,110,820
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29(1)	5,000,000	5,352,050
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	2,000,000	2,095,180
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	1,000,000	1,045,210
California Health Facilities Financing Auth. Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25(1)	3,000,000	3,179,430
California Health Facilities Financing Auth. Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42(1)	1,000,000	1,082,660
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.16%, 12/1/11 (LOC: Bank of America N.A.)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.25%, 12/1/11 (LOC: Wells Fargo Bank N.A.)	2,285,000	2,285,000
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20(1)	1,000,000	1,003,250
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(1)(3)	5,000,000	6,278,000

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13(1)	$2,500,000	$2,627,000
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22(1)	3,735,000	4,248,077
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/18(1)	2,000,000	2,250,500
California Mobilehome Park Financing Auth. Rev., Series 2006 A, (Union City Tropics), 3.80%, 12/15/11(1)	280,000	280,070
California Municipal Finance Auth. Rev., (Biola University), 5.00%, 10/1/18	1,000,000	1,095,540
California Municipal Finance Auth. Rev., (Community Hospitals Central), 5.00%, 2/1/17(1)	2,000,000	2,076,360
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/23(1)	1,145,000	1,196,388
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/28(1)	2,000,000	2,028,380
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	631,547
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,820,122
California Municipal Finance Auth. Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,403,263
California Pollution Control Financing Auth. Rev., (Pacific Gas & Electric Company), VRDN, 0.11%, 12/1/11 (LOC: JPMorgan Chase Bank N.A.)(1)	4,000,000	4,000,000
California Pollution Control Financing Authority Rev., (Sierra Pacific Industries), VRDN, 0.14%, 2/1/12 (LOC: Wells Fargo Bank N.A.)	1,500,000	1,500,000
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15(1)	1,450,000	1,591,708
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.00%, 11/1/13 (NATL/FGIC)(1)	2,590,000	2,773,501
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.25%, 11/1/19 (NATL/FGIC)(1)	1,210,000	1,359,411
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34(1)	2,435,000	2,614,386
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27(1)	2,130,000	2,322,744
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.00%, 10/1/16(1)	2,500,000	2,776,925
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.00%, 11/1/13(1)	2,000,000	2,141,700
California State Department of Water Resources Rev., Series 2010 L, 4.00%, 5/1/15(1)	1,290,000	1,418,484
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.00%, 7/1/12(1)(3)	1,000,000	1,027,170
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 6.00%, 7/1/12, Prerefunded at 101% of Par(1)(3)	1,500,000	1,564,500
California State University System Rev. 5.00%, 11/1/20(1)	1,250,000	1,482,288
California State University System Rev. 5.00%, 11/1/24(1)	2,000,000	2,250,780
California State University System Rev., Series 2002 A, 5.375%, 11/1/18 (Ambac)(1)	65,000	67,530
California State University System Rev., Series 2002 A, 5.375%, 11/1/12, Prerefunded at 100% of Par (Ambac)(3)	1,185,000	1,240,683

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16(1)	$750,000	$836,085
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17(1)	815,000	914,430
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18(1)	515,000	577,892
California Statewide Communities Development Auth. Rev., (John Muir Health), 5.00%, 7/1/20(1)	2,225,000	2,418,575
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	20,070,000	21,320,160
California Statewide Communities Development Auth. Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)(1)	2,000,000	2,092,520
California Statewide Communities Development Auth. Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (FSA)(1)	1,695,000	1,745,664
California Statewide Communities Development Auth. Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)(1)	1,250,000	1,252,375
California Statewide Communities Development Auth. Rev., Series 2005 A, (Daughters of Charity Health), 5.25%, 7/1/24(1)	4,000,000	3,885,080
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	1,975,000	2,004,605
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	2,400,000	2,244,192
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(4)	2,600,000	2,186,782
California Statewide Communities Development Auth. Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)(1)	1,000,000	1,077,690
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	3,600,000	3,537,216
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	2,460,000	2,261,330
California Statewide Communities Development Auth. Rev., Series 2007 B, (Adventist Health System), 5.00%, 3/1/37 (AGM)(1)	2,500,000	2,466,275
California Statewide Communities Development Auth. Rev., Series 2008 D, (Catholic Healthcare West), 5.50%, 7/1/31(1)	835,000	864,342
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13	6,500,000	6,885,840
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,679,752
Calleguas-Las Virgenes Public Financing Auth. Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL/FGIC)(1)	1,000,000	1,116,400
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)(1)	3,115,000	3,369,091
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 B, (Assessment District No. 03-19) VRDN, 0.14%, 12/1/11 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	6,000	6,000
City of Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.55%, 12/1/11 (LOC: Landesbank Baden-Wurttemberg)(1)	700,000	700,000
City of Vallejo Water Rev., Series 2005 A, VRDN, 0.13%, 12/1/11 (LOC: JPMorgan Chase Bank N.A.)(1)	1,260,000	1,260,000
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24(1)	1,000,000	1,089,980

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	$600,000	$651,054
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	686,040
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	676,032
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(3)	1,095,000	1,137,278
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(3)	1,020,000	1,059,382
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/14 (AGM)(1)	1,225,000	1,254,069
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/15 (AGM)(1)	1,290,000	1,320,612
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.80%, 1/15/20(1)(2)	2,000,000	2,025,100
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.85%, 1/15/23(1)(2)	3,000,000	3,025,410
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/25(1)(2)	8,000,000	3,458,720
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/26(1)(2)	1,995,000	1,981,614
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)(2)	1,500,000	1,496,160
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, (Senior Lien), 0.00%, 1/1/26(1)(2)(3)	10,000,000	6,284,400
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	1,150,000	1,324,662
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(1)(3)	4,440,000	4,852,210
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/13 (Ambac)(1)	2,200,000	2,285,976
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27(1)	1,555,000	1,239,102
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33(1)	1,000,000	682,480
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	1,500,000	1,060,410
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/13 (Ambac)(1)	910,000	866,220
Huntington Beach Union High School District GO, (Election of 2004), 0.00%, 8/1/30 (AGM-CR/NATL)(1)(2)	7,000,000	2,532,810
Inglewood Redevelopment Agency Tax Allocation Rev., Series 2007 A1, (Subordinate Lien), 5.00%, 5/1/23 (Ambac)(1)	145,000	135,518
Irvine Ranch Water District GO, Series 2009 B, VRDN, 0.07%, 12/1/11 (LOC: Bank of America N.A.)(1)	1,000,000	1,000,000
Irvine Ranch Water District Rev., VRDN, 0.14%, 12/1/11 (LOC: Bank of America N.A.)(1)	1,600,000	1,600,000
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	785,000	809,822
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	619,308

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	$745,000	$753,106
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.30%, 2/1/13(1)	125,000	124,023
Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/16(1)	2,030,000	2,035,359
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)(1)	2,500,000	2,808,600
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL/FGIC)(1)	2,000,000	2,087,560
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Parking), 5.30%, 7/1/13 (ACA) (LOC: Wells Fargo Bank N.A.)(1)	1,030,000	1,011,821
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31(1)	1,000,000	1,069,010
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20(1)	3,000,000	3,555,870
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18(1)	750,000	876,270
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(1)	3,000,000	3,146,460
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/40(1)	5,000,000	5,244,100
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	5,000,000	5,315,400
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32(1)	3,535,000	3,815,043
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/13(1)	1,500,000	1,581,480
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14(1)	400,000	442,532
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/16(1)	1,000,000	1,125,280
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/18(1)	780,000	942,700
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	10,000,000	11,842,700
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24(1)	1,225,000	1,414,802
Los Angeles Unified School District GO, 5.50%, 7/1/12 (NATL)(1)	3,500,000	3,607,240
Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/16 (AGM)(1)(3)	2,500,000	2,683,500
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)(1)	4,000,000	4,146,440
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)(1)	2,000,000	2,073,320
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29(1)	4,000,000	4,244,600
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26(1)	3,000,000	3,361,560
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17(1)	1,000,000	1,113,930
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18(1)	2,565,000	3,019,569
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24(1)	5,140,000	5,794,373
Los Angeles Unified School District GO, Series 2011 A2 5.00%, 7/1/21	3,000,000	3,539,010
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34(1)	2,975,000	3,352,081

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/12 (NATL)(1)	$4,065,000	$4,171,056
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL)(1)	2,305,000	2,445,374
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL)(1)	1,000,000	1,087,510
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 0.00%, 9/1/28(1)(2)	5,620,000	2,333,930
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.29%, 12/1/11(1)	3,500,000	3,485,405
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.29%, 12/1/11(1)	3,460,000	3,445,572
Metropolitan Water District of Southern California Rev., Series 2011 C, 5.00%, 10/1/26(1)	8,195,000	9,449,736
Mount San Antonio Community College District GO, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL)(1)(2)	5,000,000	4,511,500
Mountain View COP, (Capital Projects), 5.25%, 8/1/18(1)	1,485,000	1,572,838
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)(1)	1,690,000	1,763,752
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)(1)	1,085,000	1,150,067
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40(1)	1,000,000	1,123,610
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,500,000	1,599,300
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19(1)	2,000,000	2,311,280
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20(1)	1,515,000	1,730,206
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21(1)	2,050,000	2,309,735
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22(1)	4,250,000	4,786,520
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL)(1)	1,000,000	1,081,040
Oceanside COP, Series 2003 A, 5.00%, 4/1/12 (Ambac)(1)	1,310,000	1,325,838
Oceanside Unified School District GO, Series 2010 B, (Election of 2008), 0.00%, 8/1/37 (AGM)(1)(2)	9,500,000	1,940,185
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	515,000	520,577
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.90%, 8/15/12	725,000	734,983
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	289,246
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	216,766
Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/17 (Ambac)(1)	3,030,000	3,119,112
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)(1)	2,750,000	2,968,350
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	1,027,910
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,025,900
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,720,000	1,635,290
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(1)(2)	1,660,000	1,194,918
Port Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL)(1)	1,270,000	1,418,768
Porterville Public Financing Auth. Sewer Rev., 5.625%, 10/1/36(1)	2,500,000	2,764,300

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Poway Unified School District Rev. (School Facilities Improvement) 0.00%, 8/1/41(1)(2)	$2,780,000	$444,550
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/19 (Ambac)(1)	1,170,000	1,248,636
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/20 (Ambac)(1)	1,215,000	1,282,651
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15(1)	1,505,000	1,610,546
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21(1)	1,000,000	1,031,890
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	790,000	799,922
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,316,731
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,431,799
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)(1)	1,000,000	1,084,530
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)(1)	1,875,000	2,063,381
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40(1)	1,110,000	1,155,621
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/37(1)	635,000	654,933
Sacramento City Financing Auth. Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)(1)	3,000,000	3,281,040
Sacramento City Financing Auth. Rev., 5.00%, 12/1/16 (NATL/FGIC)(1)	2,500,000	2,749,575
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par (FSA)(1)(3)	4,045,000	4,246,805
Sacramento County Airport System Rev., 5.00%, 7/1/20(1)	1,000,000	1,128,570
Sacramento County Airport System Rev., 5.00%, 7/1/23(1)	1,000,000	1,099,870
Sacramento County Airport System Rev., 5.00%, 7/1/24(1)	1,000,000	1,098,710
Sacramento County Sanitation Districts Financing Auth. Rev., Series 2007 A, 5.25%, 12/1/21 (NATL/FGIC)(1)	1,000,000	1,226,450
Sacramento County Sanitation Districts Financing Auth. Rev., Series 2007 B, VRN, 0.75%, 12/1/11 (NATL/FGIC)(1)	2,500,000	1,566,075
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)(1)	3,105,000	3,725,658
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18(1)	350,000	420,900
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/19(1)	300,000	361,029
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,500,000	1,711,305
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)(2)	9,840,000	6,643,870
San Bernardino County Redevelopment Agency Tax Allocation Rev., Series 2005 A, (San Sevaine Redevelopment), 5.00%, 9/1/15 (Radian)(1)	505,000	530,487
San Buenaventura Community Memorial Health System Rev., 8.00%, 12/1/26(1)	2,000,000	2,218,120
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/19(1)	1,290,000	1,488,531
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/34(1)	750,000	761,213
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/40(1)	1,000,000	1,002,380

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

San Diego County Water Auth. Rev., Series 2011 S1, (Subordinate Lien) 5.00%, 7/1/16(1)	$2,780,000	$3,238,394
San Diego Public Facilities Financing Auth. Rev., Series 2009 A, 5.00%, 8/1/21(1)	1,000,000	1,144,540
San Diego Public Facilities Financing Auth. Rev., Series 2009 B, 5.00%, 5/15/22(1)	3,680,000	4,204,474
San Diego Public Facilities Financing Auth. Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)(1)	1,230,000	1,217,331
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	3,400,000	3,909,898
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)(1)	3,375,000	3,898,530
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)(1)	2,000,000	2,335,600
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 12/4/12(1)	2,500,000	2,540,375
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23(1)	3,500,000	3,945,550
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport) (Governmental Purpose), 5.00%, 5/1/19(1)	1,500,000	1,760,475
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24(1)	4,025,000	4,496,207
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,210,938
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19(1)	2,930,000	3,308,673
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21(1)	8,185,000	9,872,092
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/27(1)	1,295,000	1,418,245
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28(1)	2,780,000	3,019,414
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15(1)	420,000	438,551
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16(1)	440,000	457,406
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17(1)	465,000	478,132
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18(1)	485,000	508,091
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19(1)	510,000	545,465
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20(1)	515,000	544,891
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL)(1)	2,680,000	3,191,183
San Mateo Union High School District GO, Series 2011 A, (Election of 2006), 0.00%, 9/1/46(1)(2)	4,000,000	1,016,200
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/21 (NATL)(1)	1,000,000	1,108,900
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL/FGIC)(1)	1,885,000	1,947,770
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)(1)	3,350,000	3,446,681
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30(1)	1,000,000	1,039,730

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18(1)	$7,645,000	$9,169,413
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20(1)	4,000,000	4,841,880
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL)(1)	430,000	430,645
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42(1)	600,000	607,500
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42(1)	600,000	653,154
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13(1)	1,250,000	1,343,063
Santa Paula Utility Auth. Water Rev., 5.25%, 2/1/40(1)	2,425,000	2,515,283
Shasta Lake Public Finance Auth. Rev., 4.50%, 4/1/15(1)	1,430,000	1,501,271
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/19(1)	2,400,000	2,474,880
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/22(1)	2,130,000	2,152,003
Solano County COP, 5.00%, 11/1/13 (NATL)(1)	1,135,000	1,206,891
South Orange County Public Financing Auth. Special Tax Rev., Series 2003 A, (Senior Lien), 5.00%, 9/1/12 (NATL)(1)	2,000,000	2,069,660
South Placer Wastewater Auth. Rev., Series 2011 D, VRDN, 0.97%, 12/1/11(1)	3,440,000	3,441,376
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/17 (Ambac)(1)	1,260,000	1,293,957
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)(1)	1,195,000	1,207,380
Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/17 (AGM)(1)	5,000,000	5,127,550
Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/18 (AGM)(1)	3,325,000	3,408,225
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	2,875,000	3,246,479
Southern California Public Power Auth. Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27(1)	2,000,000	2,261,000
Southern California Public Power Auth. Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21(5)	2,780,000	3,284,598
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.14%, 2/1/12 (LOC: Wells Fargo Bank N.A.)(1)	1,300,000	1,300,000
Tobacco Securitization Auth. of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37(1)	2,000,000	1,394,900
Tri-Dam Power Auth. Rev., 4.00%, 11/1/14	1,260,000	1,309,556
Tri-Dam Power Auth. Rev., 4.00%, 5/1/15	1,285,000	1,334,460
Tri-Dam Power Auth. Rev., 4.00%, 11/1/15	1,310,000	1,364,129
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,000,000	1,093,240
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/14(1)	985,000	1,024,213
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15(1)	985,000	1,030,152
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16(1)	990,000	1,025,551
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/17(1)	1,150,000	1,179,693
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)(1)	8,500,000	8,507,395
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27(1)	1,000,000	1,062,050
University of California Rev., Series 2005 B, 5.00%, 5/15/33 (AGM)(1)	3,000,000	3,072,270
University of California Rev., Series 2009 Q, 5.25%, 5/15/23(1)	2,000,000	2,259,140
University of California Rev., Series 2010 S, 5.00%, 5/15/20(1)	1,405,000	1,648,936

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

University of California Rev., Series 2010 S, 5.00%, 5/15/40(1)	$1,250,000	$1,295,213
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(1)(3)	1,000,000	1,094,030
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	2,505,000	2,848,636
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	1,145,000	1,302,071
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	2,640,000	3,002,155
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	1,415,000	1,609,110
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	1,000,000	1,137,180
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(3)	2,980,000	3,388,796
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	3,000,000	3,267,390
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	6,000,000	5,983,740
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)(1)	1,500,000	1,582,455
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)(1)	1,000,000	1,046,340
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)(1)	1,200,000	1,238,544

		880,437,166

GUAM — 0.1%
Territory of Guam GO, Series 2009 A, 6.00%, 11/15/19(1)	1,000,000	1,024,730

PUERTO RICO — 3.0%
Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (NATL)(3)	3,700,000	3,848,925
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.25%, 7/1/13 (AGM)	1,255,000	1,333,689
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.50%, 7/1/14 (AGM)	3,140,000	3,444,863
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/22(1)	4,950,000	5,401,390
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)(1)	4,000,000	4,433,640
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	1,500,000	1,539,675
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14(1)	1,510,000	1,621,272
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15(1)	5,000,000	5,366,550
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)(6)	2,280,000	350,208

		27,340,212

U. S. VIRGIN ISLANDS — 0.2%
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14(1)	500,000	533,435
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15(1)	170,000	181,393
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16(1)	500,000	531,120

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20(1)	$1,000,000	$1,034,690

		2,280,638

TOTAL INVESTMENT SECURITIES — 99.1% (Cost $868,343,343)		911,082,746

OTHER ASSETS AND LIABILITIES — 0.9%		8,205,612

TOTAL NET ASSETS — 100.0%		$919,288,358

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

222	U.S. Treasury 10-Year Notes	March 2012	$28,714,313	$127,844
67	U.S. Long Bond	March 2012	9,472,125	166,303
			$38,186,438	$294,147

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
LOC	-	Letter of Credit
M-S-R	-	Modesto, Stockton, Redding
NATL	-	National Public Finance Guarantee Corporation
NCROC	-	Northern California Retired Offices Community
Radian	-	Radian Asset Assurance, Inc.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $41,472,000.
(2)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,186,782, which represented 0.2% of total net assets.

(5)	When-issued security.
(6)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

3. Federal Tax Information

As of November 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$868,288,621
Gross tax appreciation of investments	$44,486,949
Gross tax depreciation of investments	(1,692,824)
Net tax appreciation (depreciation) of investments	$42,794,125

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Long-Term Tax-Free Fund

November 30, 2011

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 98.0%

CALIFORNIA — 95.4%
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30(1)	$1,000,000	$1,087,450
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39(1)	1,200,000	1,290,132
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	518,895
Alameda Corridor Transportation Auth. Rev., Series 1999 A, 0.00%, 10/1/35 (NATL)(1)(2)	3,750,000	784,538
Anaheim Public Financing Auth. Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36(1)	300,000	323,967
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39(1)	2,500,000	2,648,725
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	1,500,000	1,563,105
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	2,500,000	2,756,125
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	1,500,000	1,566,825
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/31(1)	3,000,000	3,155,520
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	2,135,000	2,208,017
Big Bear Lake Water Rev., 6.00%, 4/1/22 (NATL)(1)	3,500,000	3,923,745
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46(1)	5,000,000	2,987,800
California Department of Water Resources Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	1,450,000	1,681,376
California Department of Water Resources Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	2,500,000	2,855,600
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/15(1)	2,000,000	2,266,240
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/18(1)	2,000,000	2,379,120
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	1,425,000	1,684,336
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	1,275,000	1,487,083
California Department of Water Resources Supply Rev., Series 2010 M, 5.00%, 5/1/15(1)	1,525,000	1,728,008
California Department of Water Resources Supply Rev., Series 2011 N, 5.00%, 5/1/20(1)	9,480,000	11,392,685
California Department of Water Resources Rev., Rev., Series 2011 AJ, (Central Valley), 5.00%, 12/1/20(1)	5,000,000	6,114,900
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16(1)	1,700,000	1,965,183
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19(1)	1,430,000	1,685,355
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/14(1)	3,000,000	3,301,920
California Educational Facilities Auth. Rev., (Chapman University), 5.00%, 4/1/31	725,000	739,863

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	$3,953,000	$4,152,192
California Educational Facilities Auth. Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.94%, 12/1/11	2,720,000	2,724,162
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,082,940
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 2/1/22	1,560,000	1,811,113
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,434,450
California Educational Facilities Authority Rev., (University of Pacific), 5.25%, 5/1/34(1)	2,000,000	2,033,140
California Educational Facilities Authority Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/29(1)	1,220,000	1,171,224
California GO, 5.00%, 9/1/18(1)	750,000	864,405
California GO, 5.00%, 9/1/19(1)	1,530,000	1,770,562
California GO, 5.50%, 4/1/23(1)	1,000,000	1,129,050
California GO, 5.00%, 4/1/26(1)	3,000,000	3,165,420
California GO, 5.75%, 4/1/28(1)	2,000,000	2,226,560
California GO, 5.00%, 6/1/32(1)	2,500,000	2,537,800
California GO, 5.25%, 9/1/32(1)	2,000,000	2,093,880
California GO, 5.00%, 11/1/32(1)	3,000,000	3,048,240
California GO, 6.50%, 4/1/33(1)	5,000,000	5,834,300
California GO, 5.00%, 4/1/38(1)	2,500,000	2,504,550
California GO, 6.00%, 4/1/38(1)	2,500,000	2,767,300
California GO, 6.00%, 11/1/39(1)	5,000,000	5,567,000
California GO, 5.50%, 3/1/40(1)	3,000,000	3,138,360
California GO, 5.00%, 10/1/41(1)	2,000,000	1,995,240
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	1,875,000	1,964,231
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	1,000,000	1,045,210
California Health Facilities Financing Auth. Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42(1)	1,500,000	1,623,990
California Health Facilities Financing Authority Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(1)(3)	6,165,000	8,219,116
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46(1)	1,500,000	1,493,055
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	1,000,000	1,140,150
California Health Facilities Financing Authority Rev., Series 2008 J, (Catholic Healthcare West), 5.625%, 7/1/32(1)	1,500,000	1,552,485
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	3,400,000	3,651,124
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	5,000,000	5,398,750
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39(1)	1,000,000	1,051,530
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/19(1)	1,500,000	1,671,780
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/20(1)	1,625,000	1,791,530

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

California Municipal Finance Authority Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	$1,000,000	$899,930
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,027,170
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	715,587
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)(1)	4,000,000	4,349,840
California Public Works Board Lease Rev., Series 2006 E, (University of California Research), 5.00%, 10/1/31(1)	695,000	722,612
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	2,091,500
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29(1)	1,685,000	1,767,295
California State University Systemwide Rev., Series 2007 A, 5.00%, 11/1/24 (AGM)(1)	5,000,000	5,469,950
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	2,230,000	2,335,144
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	3,600,000	3,824,244
California Statewide Communities Development Auth. Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)(1)	1,500,000	1,569,390
California Statewide Communities Development Auth. Rev., Series 2005 A, (Daughters of Charity Health), 5.25%, 7/1/24(1)	2,000,000	1,942,540
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13	3,010,000	3,188,674
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30(1)	1,250,000	1,286,262
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	3,000,000	3,053,790
California Statewide Communities Development Authority Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(1)(3)	900,000	1,004,778
California Statewide Communities Development Authority Rev., Series 2006 B, (Kaiser Permanente), 5.00%, 3/1/41(1)	2,000,000	1,953,280
California Statewide Communities Development Authority Rev., Series 2008 C, (Catholic Healthcare West), 5.625%, 7/1/35(1)	3,000,000	3,130,470
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)(1)	3,705,000	3,750,831
Carlsbad Unified School District GO, Series 2007 A, (Election of 2006), 5.25%, 8/1/32 (NATL)(1)	1,125,000	1,195,931
Coalinga Public Financing Authority Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)(1)	1,320,000	1,580,014
Contra Costa Water District Rev., Series 1992 E, 6.25%, 10/1/12 (Ambac)(1)	425,000	437,334
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	400,000	434,036
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	457,360
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	450,688
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.80%, 1/15/20(1)(2)	1,000,000	1,012,550

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.85%, 1/15/23(1)(2)	$1,750,000	$1,764,822
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/25(1)(2)	7,000,000	3,026,380
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)(2)	1,500,000	1,496,160
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)(1)	1,720,000	1,842,430
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27(1)	550,000	438,268
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33(1)	1,000,000	682,480
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 6.25%, 6/1/33(1)	1,000,000	1,072,820
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	1,700,000	1,081,336
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,120,640
Huntington Beach Union High School District GO, (Election of 2004), 0.00%, 8/1/30 (AGM-CR/NATL)(1)(2)	5,000,000	1,809,150
Irvine Improvement Bond of Act of 1915 Special Assessment Rev., (Assessment District No. 97-16), VRDN, 0.12%, 12/1/11 (LOC: State Street Bank & Trust Co.)(1)	40,000	40,000
Kern High School District GO, 7.15%, 8/1/14 (NATL)(1)(3)	1,815,000	2,129,594
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL)(1)(3)	1,340,000	1,470,958
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL/FGIC)(1)	1,425,000	1,487,386
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21(1)	2,120,000	2,395,218
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40(1)	2,000,000	2,097,640
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40(1)	2,000,000	2,071,800
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	4,000,000	4,252,320
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/19(1)	1,000,000	1,207,900
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	5,000,000	5,921,350
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27(1)	500,000	548,455
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24(1)	525,000	606,344
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)(1)	2,000,000	2,073,220
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)(1)	1,020,000	1,057,393
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29(1)	2,000,000	2,122,300
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26(1)	1,000,000	1,120,520
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17(1)	1,000,000	1,113,930
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18(1)	1,280,000	1,506,842
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24(1)	3,430,000	3,866,673

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)(2)	$5,905,000	$2,298,935
Metropolitan Water District of Southern California Rev. 5.75%, 8/10/18(1)	3,000,000	3,553,890
Metropolitan Water District of Southern California Rev., Series 2009 B, 5.00%, 7/1/30(1)	2,000,000	2,189,240
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	1,150,000	1,235,859
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.29%, 12/1/11(1)	1,500,000	1,493,745
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.29%, 12/1/11(1)	1,480,000	1,473,828
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34(1)	2,500,000	2,653,950
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)(1)	1,000,000	1,623,840
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40(1)	1,000,000	1,123,610
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,000,000	1,066,200
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)(1)	3,215,000	3,315,404
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	540,000	545,848
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,025,900
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,150,000	1,093,363
Palomar Pomerado Health GO Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(1)(2)	1,670,000	1,202,116
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(1)(4)	2,600,000	810,004
Pasadena COP, (Old Pasadena Parking Facility), 6.25%, 1/1/18(1)	1,500,000	1,684,785
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL)(1)	1,000,000	1,199,460
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL)(1)	950,000	1,056,400
Porterville Public Financing Auth. Sewer Rev., 5.625%, 10/1/36(1)	1,500,000	1,658,580
Poway Unified School District Rev. (School Facilities Improvement) 0.00%, 8/1/41(1)(2)	2,110,000	337,410
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,070,000	1,180,328
Rancho Santa Fe Community Services District Financing Authority Special Tax Rev., Series 2011 A, (Superior Lien), 5.50%, 9/1/25	1,000,000	1,018,800
Rancho Santa Fe Community Services District Financing Authority Special Tax Rev., Series 2011 A, (Superior Lien), 5.50%, 9/1/26	1,000,000	1,011,950
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40(1)	740,000	770,414
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29(1)	1,000,000	1,063,170
Sacramento County Sanitation Districts Financing Auth. Rev., Series 2007 B, VRN, 0.75%, 12/1/11 (NATL/FGIC)(1)	1,500,000	939,645
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)(1)	1,000,000	1,170,600
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,800,000	2,053,566
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)(2)	7,400,000	4,996,406
San Buenaventura Rev., (Community Memorial Health System) 7.50%, 12/1/41(1)	1,350,000	1,417,770
San Diego County COP Linked Security, ARC, YCC, 5.625%, 9/1/12 (Ambac)(1)	1,400,000	1,441,104
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/40(1)	3,000,000	3,007,140

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

San Diego County Water Auth. Rev., Series 2011 S1, (Subordinate Lien) 5.00%, 7/1/16(1)	$1,665,000	$1,939,542
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34(1)	2,000,000	2,126,000
San Diego Public Facilities Financing Authority Sewer Rev., Series 2010 A, 5.25%, 5/15/25(1)	2,000,000	2,259,780
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 12/4/12(1)	1,500,000	1,524,225
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23(1)	3,000,000	3,381,900
San Francisco City and County Airports Commission Rev., Series 2010 F, 5.00%, 5/1/40(1)	2,150,000	2,192,097
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24(1)	1,790,000	1,999,555
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,210,938
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41(1)	1,000,000	1,044,910
San Francisco City and County Redevelopment Financial Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27(1)	500,000	522,455
San Mateo County Joint Powers Financing Authority Lease Rev., (Capital Projects Program), 6.00%, 7/1/19 (NATL)(1)	4,000,000	4,903,280
San Mateo Union High School District GO, Series 2011 A, (Election of 2006), 0.00%, 9/1/46(1)(2)	4,980,000	1,265,169
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30(1)	500,000	519,865
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18(1)	1,105,000	1,325,337
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20(1)	2,500,000	3,026,175
Santa Margarita-Dana Point Authority Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL)(1)	2,000,000	2,239,240
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42(1)	400,000	405,000
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42(1)	400,000	435,436
Santa Paula Utility Auth. Water Rev., 5.25%, 2/1/40(1)	2,500,000	2,593,075
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/25(1)	2,370,000	2,369,834
South Placer Wastewater Auth. Rev., Series 2011 D, VRDN, 0.97%, 12/1/11(1)	2,060,000	2,060,824
Southern California Public Power Authority Rev., (Multiple Projects), 6.75%, 7/1/13 (AGM-CR)(1)	3,730,000	4,066,297
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45(1)	1,000,000	995,700
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17(1)	1,715,000	1,719,682
Tobacco Securitization Auth. of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37(1)	1,000,000	697,450
Tri-Dam Power Authority Rev., 4.00%, 5/1/13	1,190,000	1,220,250
Tri-Dam Power Authority Rev., 4.00%, 11/1/13	1,210,000	1,247,885
Tri-Dam Power Authority Rev., 4.00%, 5/1/14	1,235,000	1,278,744
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,200,000	1,311,888
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18(1)	1,215,000	1,238,826

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/19(1)	$1,135,000	$1,149,948
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40(1)	2,000,000	2,028,300
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 12/1/11 (AGM)(1)	5,500,000	5,504,785
University of California Rev., Series 2005 B, 5.00%, 5/15/33 (AGM)(1)	2,000,000	2,048,180
University of California Rev., Series 2007 D, 5.00%, 5/15/32 (NATL/FGIC)(1)	1,545,000	1,590,655
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	5,000,000	5,445,650
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	3,000,000	2,991,870
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	2,985,000	2,895,062
Watsonville Insured Hospital Rev., Series 1996 A, (Community Hospital), 6.20%, 7/1/12 (California Mortgage Insurance)(1)(3)	685,000	706,893
Woodland COP, (Wastewater System), 5.75%, 3/1/12 (Ambac)(1)	870,000	876,951

		384,899,794

GUAM — 0.8%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	900,000	928,134
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,091,671

		3,019,805

PUERTO RICO — 0.9%
Puerto Rico Highway & Transportation Authority Rev., Series 2007 M, 5.00%, 7/1/22(1)	2,220,000	2,258,850
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)(4)	1,145,000	175,872
University of Puerto Rico Rev., Series 2006 Q, 5.00%, 6/1/12(1)	1,200,000	1,217,352

		3,652,074

U. S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Authority Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	3,480,000	3,819,265

TOTAL INVESTMENT SECURITIES — 98.0% (Cost $375,892,483)		395,390,938

OTHER ASSETS AND LIABILITIES — 2.0%		8,074,812

TOTAL NET ASSETS — 100.0%		$403,465,750

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

98	U.S. Treasury 10-Year Notes	March 2012	$12,675,688	$56,436
37	U.S. Long Bond	March 2012	5,230,875	91,838
			$17,906,563	$148,274

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac	-	American Municipal Bond Assurance Corporation
ARC	-	Auction Rate Certificate
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
YCC	-	Yield Curve Certificate

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $17,907,000.
(2)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

3. Federal Tax Information

As of November 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$375,847,465
Gross tax appreciation of investments	$21,988,760
Gross tax depreciation of investments	(2,445,287)
Net tax appreciation (depreciation) of investments	$19,543,473

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the timing of market discount amortization recognition.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Money Market Fund

November 30, 2011

California Tax-Free Money Market - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 99.3%

CALIFORNIA — 99.3%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.16%, 12/1/11 (LOC: Bank of America N.A.)	$1,945,000	$1,945,000
ABAG Finance Authority for Nonprofit Corps. Rev., (St. Pauls-Day-Episcopal School), VRDN, 0.21%, 12/1/11 (LOC: Wells Fargo Bank N.A. and First Bank)(1)	3,415,000	3,415,000
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Arbors Associates), VRDN, 0.14%, 12/15/11 (FNMA)(LIQ FAC: FNMA)(1)	2,000,000	2,000,000
Austin Trust GO, Series 2008-3044X, VRDN, 0.24%, 12/1/11 (FSA)(LIQ FAC: Bank of America N.A.)(1)(2)	6,665,000	6,665,000
California Health Facilities Financing Authority Rev., (Catholic Healthcare), VRDN, 0.14%, 12/1/11 (NATL-RE)(LOC: JPMorgan Chase Bank N.A.)(1)	8,300,000	8,300,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.39%, 12/1/11 (LOC: Bank of the West)(1)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.16%, 12/1/11 (LOC: Bank of America N.A.)	1,245,000	1,245,000
California Infrastructure & Economic Development Bank Rev., (East Bay SPCA), VRDN, 0.15%, 12/1/11 (LOC: First Republic Bank and FHLB)(1)	5,600,000	5,600,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.49%, 12/1/11 (LOC: Bank of the West)(1)	2,380,000	2,380,000
California Infrastructure & Economic Development Bank Rev., (Loyola High School), VRDN, 0.15%, 12/1/11 (LOC: First Republic Bank and FHLB)(1)	4,500,000	4,500,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.21%, 12/1/11 (LOC: City National Bank and FHLB)(1)	1,335,000	1,335,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 0.15%, 12/1/11 (LOC: Pacific Capital Bank N.A. and FHLB)	2,700,000	2,700,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.29%, 2/2/12 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., (Sierra Pacific Industries), VRDN, 0.14%, 2/1/12 (LOC: Wells Fargo Bank N.A.)	1,500,000	1,500,000
California Pollution Control Financing Authority Solid Waste Disposal Rev., (BLT Enterprises), VRDN, 0.16%, 12/7/11 (LOC: Union Bank of California N.A.)	2,900,000	2,900,000
California Pollution Control Financing Authority Solid Waste Disposal Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.63%, 12/7/11 (LOC: Bank of the West)	2,460,000	2,460,000
California School Cash Reserve Program Authority Rev., Series 2011 A, 2.00%, 3/1/12	6,000,000	6,024,100
California School Cash Reserve Program Authority Rev., Series 2011 B, 2.00%, 6/1/12	9,000,000	9,067,988
California State Enterprise Development Authority Rev., (Community Hospice Inc.), VRDN, 0.15%, 12/1/11 (LOC: Bank of Stockton and FHLB)	4,395,000	4,395,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.15%, 12/1/11 (LOC: First Republic Bank and FHLB)(1)	7,525,000	7,525,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.15%, 12/1/11 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
California Statewide Communities Development Authority COP, VRDN, 0.12%, 12/1/11 (LOC: Union Bank of California N.A.)	2,650,000	2,650,000
California Statewide Communities Development Authority Multifamily Housing Rev., Series 2008-2680 (PUTTERs), VRDN, 0.22%, 12/1/11 (LOC: JPMorgan Chase Bank N.A.)(LIQ FAC: JPMorgan Chase Bank N.A.)(2)	7,500,000	7,500,000

California Tax-Free Money Market - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.20%, 2/1/12 (LOC: Wells Fargo Bank N.A.)(1)	$1,200,000	$1,200,000
California Statewide Communities Development Authority Rev., (Metropolitan Area Advisory), VRDN, 0.37%, 12/1/11 (LOC: Bank of America N.A.)	2,565,000	2,565,000
California Statewide Communities Development Authority Rev., (Tiger Woods Learning Center Foundation), VRDN, 0.47%, 12/1/11 (LOC: Bank of America N.A.)	1,500,000	1,500,000
California Statewide Communities Development Authority Rev., (Trinity Children & Family), VRDN, 0.29%, 12/7/11 (LOC: Citizens Business Bank and California State Teacher's Retirement System)	7,420,000	7,420,000
City of Duarte COP, Series 2001 A, VRDN, 2.00%, 12/1/11 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)(1)	490,000	490,000
City of El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.15%, 12/1/11 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)(1)	3,995,000	3,995,000
City of Hanford Sewer System Rev., Series 1996 A, VRDN, 0.19%, 12/1/11 (LOC: Union Bank of California N.A.)(1)	1,000,000	1,000,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 B, (Assessment District No. 03-19) VRDN, 0.14%, 12/1/11 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	2,822,000	2,822,000
City of Long Beach Tax & Rev. Anticipation Notes GO, 2.00%, 9/28/12	2,000,000	2,028,293
City of Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.50%, 3/30/12	5,500,000	5,539,449
City of Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, 2.50%, 4/30/12	7,500,000	7,566,906
City of Reedley COP, (Mennonite Bretheren Homes), VRDN, 0.15%, 12/1/11 (LOC: Bank of the Sierra and FHLB)(1)	8,885,000	8,885,000
City of Riverside Water Rev., Series 2011 A, 0.21%, 12/1/11(1)	8,880,000	8,880,000
City of Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.55%, 12/1/11 (LOC: Landesbank Baden-Wurttemberg)(1)	28,200,000	28,200,000
City of Vallejo Water Rev., Series 2005 A, VRDN, 0.13%, 12/1/11 (LOC: JPMorgan Chase Bank N.A.)(1)	1,805,000	1,805,000
County of Los Angeles Tax & Rev. Anticipation Notes GO, Series 2011 A, 2.50%, 2/29/12	3,000,000	3,015,978
County of Los Angeles Tax & Rev. Anticipation Notes GO, Series 2011 B, 2.50%, 3/30/12	10,500,000	10,574,261
County of Yolo Multifamily Housing Rev., Series 1998 A, (Primero Grove), VRDN, 0.17%, 12/1/11 (LOC: Bank of the West and California State Teacher's Retirement System)(1)	7,680,000	7,680,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A1, 0.17%, 12/1/11(1)	4,820,000	4,820,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A1, 0.12%, 1/1/12(3)	3,500,000	3,500,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A2, 0.17%, 12/1/11(1)	10,400,000	10,400,000
East Bay Municipal Utility District Wastewater System Rev., Series 2011 A, 0.16%, 12/1/11(1)	3,400,000	3,400,000
Irvine Ranch Water District Rev., Series 2011 A1, 0.18%, 12/1/11(1)	3,900,000	3,900,000
JP Morgan Chase PUTTERs/DRIVERs Trust GO, Series 2011-3934, VRDN, 0.11%, 12/1/11 (LIQ FAC: JPMorgan Chase Bank N.A.)(2)	4,445,000	4,445,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-40013Z, VRDN, 0.14%, 12/1/11 (LIQ FAC: JPMorgan Chase Bank N.A.)(2)	3,500,000	3,500,000

California Tax-Free Money Market - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Los Angeles County Community Development Commission COP, (Willowbrook Partnership), VRDN, 0.18%, 12/7/11 (LOC: Wells Fargo Bank N.A.)(1)	$1,800,000	$1,800,000
Metropolitan Water District of Southern California Rev., Series 2009 A1, 0.14%, 12/1/11(1)	10,000,000	10,000,000
Metropolitan Water District of Southern California Rev., Series 2009 A2, 0.14%, 12/1/11(1)	7,000,000	7,000,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.16%, 12/1/11 (LOC: Wells Fargo Bank N.A.)(1)	4,100,000	4,100,000
Orange County Housing Authority Rev., Series 1985 CC, (Lantern Pines), VRDN, 0.12%, 12/1/11 (FNMA)(LIQ FAC: FNMA)(1)	1,450,000	1,450,000
Santa Ana Housing Authority Multifamily Housing Rev., Series 1995 A (Harbor Pointe Apartments), VRDN, 0.11%, 12/1/11 (FNMA)(LIQ FAC: FNMA)	300,000	300,000
Santa Clara Unified School District GO, 3.00%, 7/1/12(1)	2,000,000	2,030,203
State of California GO, Series 2006-1255 (PUTTERs), VRDN, 0.14%, 12/1/11 (BHAC-CR AMBAC)(LIQ FAC: JPMorgan Chase Bank N.A.)	2,940,000	2,940,000
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.14%, 2/1/12 (LOC: Wells Fargo Bank N.A.)(1)	3,200,000	3,200,000
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.15%, 12/1/11 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)(1)	2,825,000	2,825,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.15%, 12/1/11 (SBBPA: JPMorgan Chase Bank N.A.)(1)	4,690,000	4,690,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.95%, 12/1/11 (LOC: BNP Paribas)(1)	14,905,000	14,905,000
TOTAL INVESTMENT SECURITIES — 99.3%		287,509,178

OTHER ASSETS AND LIABILITIES — 0.7%		2,083,987

TOTAL NET ASSETS — 100.0%		$289,593,165

California Tax-Free Money Market - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $3,500,000.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $22,110,000, which represented 7.6% of total net assets.

(3)	When-issued security.

California Tax-Free Money Market - Schedule of Investments
NOVEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$287,509,178

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 26, 2012

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 26, 2012